Other Long-Term Financial Liabilities (Details) - Schedule of other long-term financial liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Long Term Financial Liabilities [Abstract]
Security deposits	$ 1,106	$ 976
Satellite performance incentive payments	18,557	22,859
Other long-term financial liabilities	$ 19,663	$ 23,835